RIGHT OF USE ASSETS (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF RIGHT OF USE ASSETS

	Vehicles		Buildings	Land	Total
Cost
Balance at December 31, 2021		$11,921	$456,185	$-	$468,106
Depreciation		(9,536)	(113,824)	-	(123,360)
Balance at December 31, 2022		$2,385	$342,361	$-	$344,746
Additions	$		$331,451	$412,549	$744,000
Depreciation		(2,385)	(56,911)	(108,926)	(168,222)
Balance at June 30, 2023		$-	$616,901	$303,623	$920,524